Investments	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments
8. Investments
See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.
Investment Risks and Uncertainties
Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.
The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.
The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities (“ABS”), certain structured investment transactions and FVO and trading securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.
Fixed Maturity and Equity Securities AFS
Fixed Maturity and Equity Securities AFS by Sector
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities (“CMBS”) and ABS.

	December 31, 2014					December 31, 2013
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
					(In millions)
Fixed maturity securities
U.S. corporate	$96,235	$10,343	$624	$—	$105,954	$100,203	$7,495	$1,229	$—	$106,469
Foreign corporate	57,695	4,651	664	7	61,675	59,778	3,939	565	—	63,152
U.S. Treasury and agency	54,654	6,892	30	—	61,516	43,928	2,251	1,056	—	45,123
Foreign government	47,327	5,500	161	—	52,666	50,717	4,107	387	—	54,437
RMBS	38,064	2,102	214	106	39,846	34,167	1,584	490	206	35,055
State and political subdivision	12,922	2,291	26	—	15,187	13,233	903	306	—	13,830
CMBS (1)	13,762	615	46	(1)	14,332	16,115	605	170	—	16,550
ABS	14,121	240	112	—	14,249	15,458	296	171	12	15,571
Total fixed maturity securities	$334,780	$32,634	$1,877	$112	$365,425	$333,599	$21,180	$4,374	$218	$350,187
Equity securities
Common stock	$1,990	$554	$28	$—	$2,516	$1,927	$431	$5	$—	$2,353
Non-redeemable preferred stock	1,086	68	39	—	1,115	1,085	76	112	—	1,049
Total equity securities	$3,076	$622	$67	$—	$3,631	$3,012	$507	$117	$—	$3,402

______________

(1)
The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “— Net Unrealized Investment Gains (Losses).”

The Company held non-income producing fixed maturity securities with an estimated fair value of $64 million and $74 million with unrealized gains (losses) of $28 million and $23 million at December 31, 2014 and 2013, respectively.
Methodology for Amortization of Premium and Accretion of Discount on Structured Securities
Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management’s knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.
Maturities of Fixed Maturity Securities
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

	December 31,
	2014		2013
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$13,023	$13,259	$15,828	$16,030
Due after one year through five years	74,303	77,704	70,467	74,229
Due after five years through ten years	78,923	84,988	78,159	83,223
Due after ten years	102,584	121,047	103,405	109,529
Subtotal	268,833	296,998	267,859	283,011
Structured securities (RMBS, CMBS and ABS)	65,947	68,427	65,740	67,176
Total fixed maturity securities	$334,780	$365,425	$333,599	$350,187

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.
Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

	December 31, 2014				December 31, 2013
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed maturity securities
U.S. corporate	$11,389	$331	$4,658	$293	$13,889	$808	$3,807	$421
Foreign corporate	9,410	505	2,074	166	9,019	402	2,320	163
U.S. Treasury and agency	8,927	12	1,314	18	15,225	1,037	357	19
Foreign government	1,085	80	630	81	5,052	336	1,846	51
RMBS	4,180	92	2,534	228	10,754	363	2,302	333
State and political subdivision	83	1	297	25	3,109	225	351	81
CMBS	1,268	23	934	22	3,696	142	631	28
ABS	4,456	57	1,440	55	3,772	59	978	124
Total fixed maturity securities	$40,798	$1,101	$13,881	$888	$64,516	$3,372	$12,592	$1,220
Equity securities
Common stock	$111	$28	$1	$—	$81	$4	$16	$1
Non-redeemable preferred stock	67	2	192	37	364	65	191	47
Total equity securities	$178	$30	$193	$37	$445	$69	$207	$48
Total number of securities in an unrealized loss position	3,153		1,435		4,480		1,571

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities
Evaluation and Measurement Methodologies
Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.
The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

•
The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

•
When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management’s best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security’s cost and its estimated fair value with a corresponding charge to earnings.
The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.
In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.
Current Period Evaluation
Based on the Company’s current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company’s current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.
Gross unrealized losses on fixed maturity securities decreased $2.6 billion during the year ended December 31, 2014 from $4.6 billion to $2.0 billion. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.
At December 31, 2014, $143 million of the total $2.0 billion of gross unrealized losses were from 51 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.
Investment Grade Fixed Maturity Securities
Of the $143 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $61 million, or 43%, are related to gross unrealized losses on 25 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.
Below Investment Grade Fixed Maturity Securities
Of the $143 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $82 million, or 57%, were related to gross unrealized losses on 26 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans), ABS (primarily foreign ABS) and foreign corporate securities (primarily financial services industry) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and evaluates foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer.
Equity Securities
Gross unrealized losses on equity securities decreased $50 million during the year ended December 31, 2014 from $117 million to $67 million. Of the $67 million, $27 million were from six equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 22% were rated A or better.
Mortgage Loans
Mortgage Loans by Portfolio Segment
Mortgage loans are summarized as follows at:

	December 31,
	2014		2013
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)
Mortgage loans held-for-investment:
Commercial	$41,088	68.3%	$40,926	70.9%
Agricultural	12,378	20.6	12,391	21.5
Residential	6,369	10.6	2,772	4.8
Subtotal (1)	59,835	99.5	56,089	97.2
Valuation allowances	(305)	(0.5)	(322)	(0.6)
Subtotal mortgage loans held-for-investment, net	59,530	99.0	55,767	96.6
Residential — FVO	308	0.5	338	0.6
Commercial mortgage loans held by CSEs — FVO	280	0.5	1,598	2.8
Total mortgage loans held-for-investment, net	60,118	100.0	57,703	100.0
Mortgage loans held-for-sale	—	—	3	—
Total mortgage loans, net	$60,118	100.0%	$57,706	100.0%
______________

(1)	Purchases of mortgage loans were $4.7 billion and $2.2 billion for the years ended December 31, 2014 and 2013, respectively.
See “— Variable Interest Entities” for discussion of CSEs.
Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment
Mortgage loans held-for-investment by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

	Evaluated Individually for Credit Losses					Evaluated Collectively for Credit Losses		Impaired Loans
	Impaired Loans with a Valuation Allowance			Impaired Loans without a Valuation Allowance
December 31,	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Unpaid Principal Balance	Recorded Investment	Recorded Investment	Valuation Allowances	Carrying Value	Average Recorded Investment
	(In millions)
2014
Commercial	$75	$75	$24	$101	$100	$40,913	$200	$151	$359
Agricultural	51	48	2	14	13	12,317	37	59	80
Residential	—	—	—	40	37	6,332	42	37	19
Total	$126	$123	$26	$155	$150	$59,562	$279	$247	$458
2013
Commercial	$214	$210	$58	$299	$296	$40,420	$200	$448	$526
Agricultural	68	66	7	35	34	12,291	37	93	153
Residential	12	12	1	5	4	2,756	19	15	14
Total	$294	$288	$66	$339	$334	$55,467	$256	$556	$693

The average recorded investment for commercial, agricultural and residential mortgage loans was $464 million, $204 million and $13 million, respectively, for the year ended December 31, 2012.
Valuation Allowance Rollforward by Portfolio Segment
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2012	$398	$81	$2	$481
Provision (release)	(92)	—	6	(86)
Charge-offs, net of recoveries	(13)	(24)	—	(37)
Transfers to held-for-sale (1)	—	(5)	(6)	(11)
Balance at December 31, 2012	293	52	2	347
Provision (release)	(35)	4	18	(13)
Charge-offs, net of recoveries	—	(12)	—	(12)
Transfers to held-for-sale	—	—	—	—
Balance at December 31, 2013	258	44	20	322
Provision (release)	(11)	(4)	27	12
Charge-offs, net of recoveries	(23)	(1)	(5)	(29)
Transfers to held-for-sale	—	—	—	—
Balance at December 31, 2014	$224	$39	$42	$305
______________

(1)
The valuation allowance on and the related carrying value of certain residential mortgage loans held-for-investment were transferred to mortgage loans held-for-sale in connection with the MetLife Bank Divestiture. See Note 3.

Valuation Allowance Methodology
Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, (ii) the estimated fair value of the loan’s underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan’s observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company’s experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.
Commercial and Agricultural Mortgage Loan Portfolio Segments
The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.
All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.
For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.
For agricultural mortgage loans, the Company’s primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.
Residential Mortgage Loan Portfolio Segment
The Company’s residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company’s historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.
For residential mortgage loans, the Company’s primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.
Credit Quality of Commercial Mortgage Loans
The credit quality of commercial mortgage loans held-for-investment were as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(In millions)					(In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%	$33,933	$1,105	$1,101	$36,139	88.0%	$38,166	88.4%
65% to 75%	3,306	405	87	3,798	9.2	3,873	9.0
76% to 80%	130	—	15	145	0.4	153	0.3
Greater than 80%	562	281	163	1,006	2.4	987	2.3
Total	$37,931	$1,791	$1,366	$41,088	100.0%	$43,179	100.0%
December 31, 2013
Loan-to-value ratios:
Less than 65%	$30,552	$614	$841	$32,007	78.2%	$33,519	78.9%
65% to 75%	6,360	438	149	6,947	17.0	7,039	16.6
76% to 80%	525	192	189	906	2.2	892	2.1
Greater than 80%	661	242	163	1,066	2.6	1,006	2.4
Total	$38,098	$1,486	$1,342	$40,926	100.0%	$42,456	100.0%

Credit Quality of Agricultural Mortgage Loans
The credit quality of agricultural mortgage loans held-for-investment were as follows at:

	December 31,
	2014		2013
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Loan-to-value ratios:
Less than 65%	$11,743	94.9%	$11,461	92.5%
65% to 75%	533	4.3	729	5.9
76% to 80%	17	0.1	84	0.7
Greater than 80%	85	0.7	117	0.9
Total	$12,378	100.0%	$12,391	100.0%

The estimated fair value of agricultural mortgage loans held-for-investment was $12.8 billion and $12.7 billion at December 31, 2014 and 2013, respectively.
Credit Quality of Residential Mortgage Loans
The credit quality of residential mortgage loans held-for-investment were as follows at:

	December 31,
	2014		2013
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)
Performance indicators:
Performing	$6,196	97.3%	$2,693	97.1%
Nonperforming	173	2.7	79	2.9
Total	$6,369	100.0%	$2,772	100.0%

The estimated fair value of residential mortgage loans held-for-investment was $6.6 billion and $2.8 billion at December 31, 2014 and 2013, respectively.
Past Due and Interest Accrual Status of Mortgage Loans
The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans — 60 days and agricultural mortgage loans — 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

	Past Due		Nonaccrual Status
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(In millions)
Commercial	$10	$12	$75	$191
Agricultural	1	44	41	47
Residential	173	79	163	65
Total	$184	$135	$279	$303

Mortgage Loans Modified in a Troubled Debt Restructuring
For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.
Other Invested Assets
Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, and leveraged and direct financing leases.
Leveraged and Direct Financing Leases
Investment in leveraged and direct financing leases consisted of the following at:

	December 31,
	2014		2013
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Rental receivables, net	$1,414	$1,750	$1,491	$1,806
Estimated residual values	1,148	145	1,325	90
Subtotal	2,562	1,895	2,816	1,896
Unearned income	(777)	(776)	(870)	(796)
Investment in leases, net of non-recourse debt	$1,785	$1,119	$1,946	$1,100

Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 30 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all leveraged lease receivables were performing and over 99% of direct financing rental receivables were performing.
The deferred income tax liability related to leveraged leases was $1.5 billion and $1.6 billion at December 31, 2014 and 2013, respectively.
The components of income from investment in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

	Years Ended December 31,
	2014		2013		2012
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Income from investment in leases	$66	$72	$82	$75	$57	$67
Less: Income tax expense on leases	23	25	29	26	20	23
Investment income after income tax	$43	$47	$53	$49	$37	$44
Cash Equivalents
The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $4.5 billion and $3.8 billion at December 31, 2014 and 2013, respectively.
Net Unrealized Investment Gains (Losses)
Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Fixed maturity securities	$30,367	$16,672	$33,641
Fixed maturity securities with noncredit OTTI losses in AOCI	(112)	(218)	(361)
Total fixed maturity securities	30,255	16,454	33,280
Equity securities	608	390	97
Derivatives	1,761	375	1,274
Other	149	(73)	(30)
Subtotal	32,773	17,146	34,621
Amounts allocated from:
Future policy benefits	(2,886)	(898)	(6,049)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(4)	6	19
DAC, VOBA and DSI	(1,946)	(1,190)	(2,485)
Policyholder dividend obligation	(3,155)	(1,771)	(3,828)
Subtotal	(7,991)	(3,853)	(12,343)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	42	73	119
Deferred income tax benefit (expense)	(8,556)	(4,956)	(7,973)
Net unrealized investment gains (losses)	16,268	8,410	14,424
Net unrealized investment gains (losses) attributable to noncontrolling interests	(33)	4	(5)
Net unrealized investment gains (losses) attributable to MetLife, Inc.	$16,235	$8,414	$14,419
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2014	2013
	(In millions)
Balance at January 1,	$(218)	$(361)
Noncredit OTTI losses and subsequent changes recognized	17	60
Securities sold with previous noncredit OTTI loss	53	149
Subsequent changes in estimated fair value	36	(66)
Balance at December 31,	$(112)	$(218)
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Balance at January 1,	$8,414	$14,419	$8,674
Fixed maturity securities on which noncredit OTTI losses have been recognized	106	143	363
Unrealized investment gains (losses) during the year	15,521	(17,618)	12,467
Unrealized investment gains (losses) relating to:
Future policy benefits	(1,988)	5,151	(2,053)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(10)	(13)	(28)
DAC, VOBA and DSI	(756)	1,295	(685)
Policyholder dividend obligation	(1,384)	2,057	(909)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(31)	(46)	(117)
Deferred income tax benefit (expense)	(3,600)	3,017	(3,279)
Net unrealized investment gains (losses)	16,272	8,405	14,433
Net unrealized investment gains (losses) attributable to noncontrolling interests	(37)	9	(14)
Balance at December 31,	$16,235	$8,414	$14,419
Change in net unrealized investment gains (losses)	$7,858	$(6,014)	$5,759
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	(37)	9	(14)
Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$7,821	$(6,005)	$5,745
Concentrations of Credit Risk
Investments in any counterparty that were greater than 10% of the Company’s equity, other than the U.S. government and its agencies, were in fixed income securities of the Japanese government and its agencies with an estimated fair value of $20.3 billion and $21.7 billion at December 31, 2014 and 2013, respectively. The Company’s investment in fixed maturity and equity securities to counterparties that primarily conduct business in Japan, including Japan government and agency fixed maturity securities, was $25.5 billion and $26.9 billion at December 31, 2014 and 2013, respectively.
Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2014	2013
	(In millions)
Securities on loan: (1)
Amortized cost	$26,989	$27,094
Estimated fair value	$30,269	$27,595
Cash collateral on deposit from counterparties (2)	$30,826	$28,319
Security collateral on deposit from counterparties (3)	$83	$—
Reinvestment portfolio — estimated fair value	$31,314	$28,481
______________

(1)	Included within fixed maturity securities, short-term investments, equity securities and cash and cash equivalents.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.
Invested Assets on Deposit, Held in Trust and Pledged as Collateral
Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2014	2013
	(In millions)
Invested assets on deposit (regulatory deposits) (1)	$9,437	$2,153
Invested assets held in trust (collateral financing arrangements and reinsurance agreements)	10,069	11,004
Invested assets pledged as collateral (2)	25,996	23,770
Total invested assets on deposit, held in trust and pledged as collateral	$45,502	$36,927
______________

(1)
In November 2014, MetLife Insurance Company of Connecticut (“MICC”), a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company (“MLI-USA”), and its affiliate, MetLife Investors Insurance Company (“MLIIC”), each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. (“Exeter”), a former offshore reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the “Mergers”). The surviving entity of the Mergers was MetLife Insurance Company USA (“MetLife USA”). Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. In anticipation of the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the “Department of Financial Services”) approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MICC reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MICC’s remaining New York policyholder liabilities not covered by such reinsurance.

(2)
The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Notes 4 and 12), collateral financing arrangements (see Note 13) and derivative transactions (see Note 9).

See “— Securities Lending” for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.
Purchased Credit Impaired Investments
Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired (“PCI”) investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI or the recognition of mortgage loan valuation allowances.
The Company’s PCI investments, by invested asset class, were as follows at:

	December 31,
	2014	2013	2014	2013
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Outstanding principal and interest balance (1)	$5,287	$5,319	$239	$291
Carrying value (2)	$4,170	$4,109	$132	$138
______________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest for fixed maturity securities and amortized cost, plus accrued interest, less any valuation allowances, for mortgage loans.
The following table presents information about PCI investments acquired during the periods indicated:

	Years Ended December 31,
	2014	2013	2014	2013
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Contractually required payments (including interest)	$947	$1,872	$—	$—
Cash flows expected to be collected (1)	$745	$1,446	$—	$—
Fair value of investments acquired	$503	$978	$—	$—
______________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The following table presents activity for the accretable yield on PCI investments:

	Years Ended December 31,
	2014	2013	2014	2013
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Accretable yield, January 1,	$2,746	$2,665	$74	$184
Investments purchased	242	468	—	—
Accretion recognized in earnings	(244)	(260)	(22)	(87)
Disposals	(60)	(152)	—	—
Reclassification (to) from nonaccretable difference	(541)	25	(4)	(23)
Accretable yield, December 31,	$2,143	$2,746	$48	$74
Collectively Significant Equity Method Investments
The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $14.3 billion at December 31, 2014. The Company’s maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $4.1 billion at December 31, 2014. Except for certain real estate joint ventures, the Company’s investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.
As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company’s consolidated pre-tax income (loss) from continuing operations for two of the three most recent annual periods: 2013 and 2012. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company’s proportionate share of the assets, liabilities, or earnings of such entities.
The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $385.7 billion and $303.4 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $39.5 billion and $29.7 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $34.9 billion, $26.3 billion and $17.9 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).
Variable Interest Entities
The Company has invested in certain structured transactions (including CSEs), formed trusts to invest proceeds from certain collateral financing arrangements and has insurance operations that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.
The determination of the VIE’s primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party’s relationship with or involvement in the entity, an estimate of the entity’s expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE’s expected losses, receive a majority of a VIE’s expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.
Consolidated VIEs
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.

	December 31,
	2014		2013
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
MRSC (collateral financing arrangement (primarily securities)) (1)	$3,471	$—	$3,440	$—
Operating joint ventures (2)	2,405	1,999	2,095	1,777
CSEs (assets (primarily loans) and liabilities (primarily debt)) (3)	297	155	1,630	1,457
Investments:
Other invested assets	59	—	82	7
FVO and trading securities	45	—	69	—
Other limited partnership interests	37	—	61	—
Real estate joint ventures (4)	9	15	1,181	443
Total	$6,323	$2,169	$8,558	$3,684
______________

(1)	See Note 13 for a description of the MetLife Reinsurance Company of South Carolina (“MRSC”) collateral financing arrangement.

(2)
Assets of the operating joint venture are primarily fixed maturity securities and separate account assets. Liabilities of the operating joint venture are primarily future policy benefits, other policyholder funds and separate account liabilities.

(3)
The Company consolidates entities that are structured as CMBS and as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of $123 million and $154 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $38 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012 respectively.

(4)
At December 31, 2013, the Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013 (the “MetLife Core Property Fund”), which represented the majority of the balances at December 31, 2013. As a result of the quarterly reassessment in the first quarter of 2014, the Company no longer consolidated the MetLife Core Property Fund, effective March 31, 2014, based on the terms of the revised partnership agreement. The Company accounts for its retained interest in the real estate fund under the equity method. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its investment in the real estate fund of $178 million at carrying value at December 31, 2013. The long-term debt bears interest primarily at fixed rates ranging from 1.39% to 4.45%, payable primarily on a monthly basis.

Unconsolidated VIEs
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2014		2013
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured securities (RMBS, CMBS and ABS) (2)	$68,427	$68,427	$67,176	$67,176
U.S. and foreign corporate	3,829	3,829	3,966	3,966
Other limited partnership interests	6,250	8,402	5,041	6,994
Other invested assets	1,720	2,050	1,509	1,897
FVO and trading securities	565	565	619	619
Real estate joint ventures	100	125	70	71
Mortgage loans	51	51	106	106
Equity securities AFS:
Non-redeemable preferred stock	41	41	35	35
Total	$80,983	$83,490	$78,522	$80,864
______________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS, FVO and trading securities and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests, mortgage loans and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $212 million and $257 million at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.
As described in Note 21, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.
Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Investment income:
Fixed maturity securities	$14,868	$15,071	$15,218
Equity securities	133	127	133
FVO and trading securities — Actively Traded and FVO general account securities (1)	103	65	88
Mortgage loans	2,928	3,020	3,191
Policy loans	629	620	626
Real estate and real estate joint ventures	951	909	834
Other limited partnership interests	1,033	955	845
Cash, cash equivalents and short-term investments	168	181	163
Operating joint ventures	10	10	19
Other	192	165	131
Subtotal	21,015	21,123	21,248
Less: Investment expenses	1,178	1,198	1,090
Subtotal, net	19,837	19,925	20,158
FVO and trading securities — FVO contractholder-directed unit-linked investments (1)	1,266	2,172	1,473
Securitized reverse residential mortgage loans	—	—	177
FVO CSEs — interest income:
Commercial mortgage loans	49	132	172
Securities	1	3	4
Subtotal	1,316	2,307	1,826
Net investment income	$21,153	$22,232	$21,984
______________

(1)	Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Actively Traded and FVO general account securities	$(3)	$18	$51
FVO contractholder-directed unit-linked investments	$645	$1,579	$1,170

See “— Variable Interest Entities” for discussion of CSEs.
Net Investment Gains (Losses)
Components of Net Investment Gains (Losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Consumer	$(7)	$(11)	$(19)
Transportation	(2)	(3)	(17)
Utility	—	(48)	(61)
Finance	—	(10)	(32)
Communications	—	(2)	(19)
Technology	—	—	(6)
Industrial	—	—	(5)
Total U.S. and foreign corporate securities	(9)	(74)	(159)
RMBS	(31)	(80)	(97)
CMBS	(13)	(12)	(51)
ABS	(7)	—	(9)
State and political subdivision	—	—	(1)
OTTI losses on fixed maturity securities recognized in earnings	(60)	(166)	(317)
Fixed maturity securities — net gains (losses) on sales and disposals	598	561	253
Total gains (losses) on fixed maturity securities	538	395	(64)
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Non-redeemable preferred stock	(23)	(20)	—
Common stock	(13)	(6)	(34)
OTTI losses on equity securities recognized in earnings	(36)	(26)	(34)
Equity securities — net gains (losses) on sales and disposals	101	31	38
Total gains (losses) on equity securities	65	5	4
FVO and trading securities — FVO general account securities	9	15	17
Mortgage loans	(36)	22	57
Real estate and real estate joint ventures	222	(19)	(36)
Other limited partnership interests	(78)	(48)	(36)
Other investment portfolio gains (losses)	(110)	22	(151)
Subtotal — investment portfolio gains (losses)	610	392	(209)
FVO CSEs:
Commercial mortgage loans	(13)	(52)	7
Securities	—	2	—
Long-term debt — related to commercial mortgage loans	19	85	25
Long-term debt — related to securities	(1)	(2)	(7)
Non-investment portfolio gains (losses) (1)	(812)	(264)	(168)
Subtotal FVO CSEs and non-investment portfolio gains (losses)	(807)	(231)	(143)
Total net investment gains (losses)	$(197)	$161	$(352)
______________

(1)	Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $633 million related to the disposition of MAL as more fully described in Note 3.
See “— Variable Interest Entities” for discussion of CSEs.
Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($183) million, $171 million and ($112) million for the years ended December 31, 2014, 2013 and 2012, respectively.
Sales or Disposals and Impairments of Fixed Maturity and Equity Securities
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$82,075	$76,070	$59,219	$544	$746	$1,648
Gross investment gains	$1,165	$1,326	$944	$112	$56	$73
Gross investment losses	(567)	(765)	(691)	(11)	(25)	(35)
OTTI losses (1)	(60)	(166)	(317)	(36)	(26)	(34)
Net investment gains (losses)	$538	$395	$(64)	$65	$5	$4
______________
(1)    OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $19 million and $94 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position, and (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.
Credit Loss Rollforward
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2014	2013
	(In millions)
Balance at January 1,	$378	$392
Additions:
Initial impairments — credit loss OTTI recognized on securities not previously impaired	2	6
Additional impairments — credit loss OTTI recognized on securities previously impaired	25	69
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(40)	(87)
Securities impaired to net present value of expected future cash flows	(7)	—
Increases in cash flows — accretion of previous credit loss OTTI	(1)	(2)
Balance at December 31,	$357	$378